Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of profit/(loss) before income taxes for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Cayman Islands	(220,079)	(319,552)	(121,803)	(18,803)
PRC	(1,868,948)	(884,440)	(4,974,084)	(767,866)
U.S.	56,678	28,700	22,543	3,480
Other foreign countries	8,476	(136,320)	(94,301)	(14,558)
Total loss before income taxes	(2,023,873)	(1,311,612)	(5,167,645)	(797,747)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Current tax expense:
PRC	49,655	67,776	11,764	1,816
U.S.	77	22,536	9,367	1,446
Other foreign countries	11,909	387	14,155	2,185
Total current income tax expense	61,641	90,699	35,286	5,447
Deferred income tax expense/(benefit):
PRC	(19,679)	(7,500)	695,702	107,398
U.S.	—	(2,922)	203	31
Other foreign countries	(10,937)	9,446	—	—
Sub-total	(30,616)	(976)	695,905	107,429
Total income tax expense/(benefit)	31,025	89,723	731,191	112,876

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2013	2014	2015
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	6.85%	4.48%	10.07%
Tax rate differential for non-PRC entities	2.84%	7.19%	2.18%
Tax rate change	0.64%	0.00%	0.00%
Tax holiday	(0.79)%	(0.08)%	0.50%
Research and development tax credit	(1.04)%	(2.03)%	(0.39)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.08%	0.17%	0.29%
Share based compensation	0.20%	0.67%	0.06%
Entertainment expenses	0.10%	0.10%	0.02%
Change in valuation allowance	17.44%	15.88%	25.50%
Dividend withholding tax	0.10%	(0.04)%	(0.00)%
Others*	0.12%	5.50%	0.92%
Actual income tax expense/(benefit)	1.54%	6.84%	14.15%

*For the year ended December 31, 2014, the Company recorded an out of period adjustment to increase income tax expense that is immaterial to the current and prior years in the amount of RMB  34,352.

Schedule of Earnings Per Share, And Effect Of Preferential Tax [Table Text Block]
The following table sets forth the effect of preferential tax on China operations, including PRC tax holiday for the year ended December 31, 2013 and PRC tax rate differential, preferential rate and Tax holiday for the year ended December 31 2014 and 2015, respectively:

		Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Tax holiday effect ((increase)/decrease)	(15,030)	(12,483)	-	-
Basic net loss per share effect ((increase)/decrease)	(0.10)	(0.07)	-	-
Diluted net loss per share effect ((increase)/decrease)	(0.10)	(0.07)	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	61,282	196,843	30,387
Inventories	6,491	10,488	1,619
Employee benefits	18,950	21,071	3,253
Accrued warranty	111,805	118,532	18,298
Property, plant and equipment and fixed asset related subsidies	666,472	1,178,084	181,865
Net operating loss carryforwards	950,613	948,715	146,456
Investment loss	6,946	9,234	1,425
Provision for inventory purchase commitment	199,782	211,437	32,640
Total gross deferred income tax assets	2,022,341	2,694,404	415,943
Valuation allowance	(1,311,342)	(2,691,684)	(415,523)
Net deferred income tax assets	710,999	2,720	420
Gross deferred income tax liabilities:
Property, plant and equipment	(32,250)	—	—
Intangible assets	(8,804)	(8,804)	(1,359)
Withholding income tax	(4,301)	(4,093)	(632)
Total gross deferred income tax liabilities	(45,355)	(12,897)	(1,991)

Net deferred income tax assets/(liabilities)	665,644	(10,177)	(1,571)

Schedule Of Current And Noncurrent Net Deferred Income Tax [Table Text Block]
	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Current deferred income tax assets	465,961	—	—
Non-current deferred income tax assets	212,788	2,720	420
Current deferred income tax liabilities	(4,301)	(4,093)	(632)
Non-current deferred income tax liabilities, included in other liabilities	(8,804)	(8,804)	(1,359)
Net deferred income tax assets/(liabilities)	665,644	(10,177)	(1,571)

Summary of Valuation Allowance [Table Text Block]
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Balance at the beginning of the year	822,010	1,174,988	1,311,342	202,436
Additions of valuation allowance	474,397	159,355	1,409,078	217,523
Reduction of valuation allowance	(121,419)	(23,001)	(28,736)	(4,436)
Balance at the end of the year	1,174,988	1,311,342	2,691,684	415,523